Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 31,769	$ 16,968	$ 505,091
Restricted cash	1,505	1,546	25,386
Deposits	55,405	26,804	63,370
Other current assets	14,717	21,087	13,410
Total current assets	103,396	66,405	607,257
Property and equipment, net	446,524	417,803	293,135
Operating lease right-of-use assets	18,911	19,588
Other non-current assets	6,458	6,492	7,040
Total assets	575,289	510,288	907,432
Current liabilities
Accounts payable	76,926	87,376	37,773
Accrued expenses and other current liabilities	66,980	65,709	87,938
Bridge Warrants	28,521	95,130
Accrued interest	2,505	1,864	8,263
Related party accrued interest	140		11,231
Operating lease liabilities, current portion	2,609	2,538
Finance lease liabilities, current portion	1,390	1,364	2,574
Related party notes payable	8,643	8,406	13,655
Notes payable, current portion	5,159	5,097	132,372
Total current liabilities	192,873	267,484	293,806
Finance lease liabilities, less current portion	6,209	6,570	7,570
Operating lease liabilities, less current portion	17,398	18,044
Other liabilities	9,758	9,429	3,720
Notes payable, less current portion	92,665	26,008	34,682
Total liabilities	318,903	327,535	339,778
Commitments and contingencies (Note 11)
Stockholders’ equity
Additional paid-in capital	3,723,446	3,655,771	3,482,226
Accumulated other comprehensive gain	2,950	3,505	(6,945)
Accumulated deficit	(3,470,098)	(3,476,585)	(2,907,644)
Total stockholders’ equity	256,386	182,753	567,654
Total liabilities and stockholders’ equity	575,289	510,288	907,432
Class A Common Stock
Stockholders’ equity
Class A Common Stock, $0.0001 par value; 1,690,000,000 and 815,000,000 shares authorized; 838,872,039 and 563,346,216 shares issued and outstanding as of March 31, 2023 and December 31, 2022, respectively	82	56	17
Class B Common Stock
Stockholders’ equity
Class B Common Stock, $0.0001 par value; 75,000,000 shares authorized; 64,000,588 shares issued and outstanding as of March 31, 2023 and December 31, 2022	$ 6	$ 6